Intangible Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2026
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections		5.00%
Impairment charge	$ 0
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections		9.50%
Growth rate used to extrapolate cash flow projections		3.10%
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections		8.00%
Growth rate used to extrapolate cash flow projections		2.00%